                                                CIGNA
                                   CORPORATE VARIABLE
                                       UNIVERSAL LIFE

                                               ANNUAL
                                               REPORT

                                  [PICTURE]







[LOGO]
                                    DECEMBER 31, 1998
                                  CORPORATE INSURANCE

                                        ANNUAL REPORT


                                                CIGNA

                                   CORPORATE VARIABLE

                                    UNIVERSAL LIFE II


                                    DECEMBER 31, 1998
                                  CORPORATE INSURANCE




[LOGO]

TABLE OF CONTENTS

PRESIDENT'S LETTER
ECONOMIC REVIEW AND OUTLOOK
REPORT OF INDEPENDENT ACCOUNTANTS
CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
          FINANCIAL STATEMENTS
SCHEDULE OF CHANGES IN UNIT VALUES



FUND REPORTS
     THE ALGER AMERICAN FUND ANNUAL REPORT
     Alger American Small Cap Portfolio
     Alger American MidCap Growth Portfolio
     Alger American Growth Portfolio

     BT INSURANCE FUNDS TRUST ANNUAL REPORT
     EAFE-Registered Trademark- Equity Index Fund
     Small Cap Index Fund

     CIGNA VARIABLE PRODUCTS GROUP ANNUAL REPORT
     CIGNA Money Market Fund
     S&P 500 Index Fund

     FIDELITY VARIABLE INSURANCE PRODUCTS FUND ANNUAL REPORT
     VIP High Income Portfolio
     VIP Equity-Income Portfolio
     VIP II Investment Grade Bond Portfolio

     JANUS ASPEN SERIES TRUST ANNUAL REPORT
     Janus Aspen Series Worldwide Growth Portfolio

     MFS-REGISTERED TRADEMARK- VARIABLE TRUST-REGISTERED TRADEMARK- ANNUAL
     REPORT
     MFS Emerging Growth Series
     MFS Total Return Series

     OCC ACCUMULATION TRUST ANNUAL REPORT
     Small Cap Portfolio
     Managed Portfolio
     Equity Portfolio

     TEMPLETON VARIABLE PRODUCTS SERIES FUND ANNUAL REPORT
     Templeton International Fund Class I

          Byron D. Oliver                                               [Logo]
          President



[Photo]




                                                            P. O. Box 2975
                                                            Routing 17C
                                                            Hartford, CT  06104



Dear CIGNA Client:

It is a pleasure to provide you with this annual report on the performance of your Corporate Variable Universal Life Insurance product for the period ending December 31, 1998.

The report includes financial data for each of the portfolio options available under your product. In addition, we have included an Economic Overview and Outlook for the Fourth Quarter 1998 by Robert DeLucia of CIGNA Investment Management. This overview deals with significant national and international trends affecting key markets. I hope you will take a few minutes to read it carefully.

Your Corporate Variable Universal Life Product is designed specifically to meet your needs in the corporate marketplace. The CIGNA Corporate Insurance Team is dedicated to meeting your executive benefit funding needs with the sophisticated financial solutions that are essential to attracting and retaining executive talent...the talent needed to grow a business in this increasingly competitive market.

We're extremely proud to have you as a client and look forward to an enduring partnership built on understanding, trust, and our ability to provide financial solutions of recognized value to your organization.

If you have any questions or comments about this report, please feel free to call Mary Ellen Jaske in our CIGNA Corporate Insurance Department at
860.534.4154.  Mary Ellen is available Monday through Friday, 8 am to 5 pm.


Sincerely,



Byron D. Oliver
President, CIGNA Retirement & Investment Services

                       CIGNA ECONOMIC REVIEW AND OUTLOOK: 4Q98
                       ---------------------------------------


ECONOMIC AND FINANCIAL REVIEW

In a broad historical context, 1998 appears to represent a watershed year in the U.S. economy and financial markets. The years leading up to 1998 -- in particular, the 1995-97 timeframe -- experienced extraordinary economic performance: steady economic growth, low inflation, strong corporate profit growth and declining interest rates. Globally, economic output expanded rapidly, inflation was under control, and world trade flourished. However, during 1998, the eighth year of the current economic expansion, despite continued economic growth and low inflation, significant fundamental economic and financial imbalances were beginning to develop beneath the surface of the U.S. economy. On a global basis, major regions of the world, particularly Asia, experienced severe economic and financial dislocation.

In fact, the most important influence on economic events in 1998 was the collapse of the emerging markets of Asia -- including the continued recession within Japan, and the subsequent spreading of the "Asian Contagion" to Russia and Latin America. Repercussions from the Asian economic crisis were felt worldwide, although the consequences for the U.S. and Continental Europe have been relatively modest to date. But the official growth in global GDP (gross domestic product) fell from approximately 4% in both 1996 and 1997 to roughly 2% during 1998, and is likely to weaken further in 1999.

The major economic fallout from the Asian crisis was the spreading of powerful deflationary forces around the globe. The most profound impact was on the manufacturing sectors of the world economy -- particularly, industrial commodities -- as world commodity prices fell to 21-year lows late in the year (with crude oil falling to $10 per barrel, the lowest quote since 1986). The intense pressures currently felt by manufacturing sectors can be attributed directly to the Asian economies. As major consumers of basic commodities, the emerging markets of Asia are primarily responsible for the severe decline in world demand for basic industrial materials and components. Moreover, as a result of massive over-investment during much of the current decade, the Asian economies suffer from severe overcapacity in many industrial products; consequently, Asian industries continued to exert downward pressure on world commodity prices by flooding the markets with their goods. The result has been downward pressure on world inflation and downward pressure on business profitability worldwide.

The U.S. economy has thus far felt only minor impact from the Asian crisis, a manifestation of the inherent resiliency of the U.S. economic system and our heavy reliance on services and high-value-added manufacturing. In some respects, the U.S. economy has even benefitted from the Asian crisis, as the spreading deflationary forces actually enhanced purchasing power for U.S. consumers.

                       CIGNA ECONOMIC REVIEW AND OUTLOOK: 4Q98
                       ---------------------------------------

However, two notable victims within our domestic economy emerged from the Asian crisis -- manufacturing and corporate profits. Domestic manufacturing has begun to contract, as measured by factory output, orders, and employment (but fortunately, represents less than 20% of the total U.S. GDP). Overall, U.S. GDP increased at a very impressive 3.7% rate during 1998, with consumer inflation averaging around 1.5%. U.S. corporate profits, on the other hand, experienced their first full year of decline since the 1990-1991 recession.

For world financial markets, 1998 was a year of extreme volatility, instability and contradiction. Financial markets experienced several massive swings in investor psychology and market sentiment. It was also a year of almost unprecedented volatility across the entire spectrum of investment markets: domestic and foreign, debt and equity, and high-grade and low-grade quality market sectors.

Through mid-July, the S&P 500 Index rose to an all-time high. What followed during the summer and early weeks of autumn was the most severe global financial panic since October 1987 -- characterized by an extreme aversion to risk and a massive "flight to quality." This dramatic reversal in investor sentiment was triggered by the Russian debt default and near failure of a very large U.S. hedge fund, while the economic crisis in Asia worsened and began to spread to Brazil. As investors bailed out of risky assets of all types, the price of U.S. Treasury bonds soared and yields plummeted, as investors scrambled for the ultimate form of safety and liquidity. Credit markets tightened abruptly, and equities around the globe plunged in value. Small capitalization stocks, as measured by the Russell 2000 Index, declined 35% to 40%, European equities fell by 25% to 30%, and U.S. large capitalization stocks declined nearly 20%.

During the first week of October, major central banks around the world, led by the Federal Reserve ("Fed"), clearly signaled their willingness to ease credit by lowering interest rates and injecting liquidity into the system. In response, markets reversed course and rallied quickly and dramatically, ending the shortest bear market in U.S. stock market history.

For full-year 1998, equities generally outperformed bonds, although both markets were characterized by extraordinary divergences. Within the U.S. equity market, large capitalization stocks outperformed the small-cap sector by the widest margin in many years. The total return on the S&P 500 Index was nearly 29% -- an unprecedented fourth consecutive year of 20% plus gains -- while the small capitalization Russell 2000 Index actually fell by 3%. Dramatic divergences were even evident within the S&P 500 Index: despite its overall gain of 29%, nearly one-half of the stocks in the Index were down for the year. Conversely, almost one-half of the entire growth in the Index for 1998 can be attributed to only a dozen jumbo capitalization component stocks. As an indication of the popularity of a handful of prominent

                       CIGNA ECONOMIC REVIEW AND OUTLOOK: 4Q98
                       ---------------------------------------

technology stocks, the NASDAQ composite rose by nearly 40% for the year.

Within the U.S. bond market, long-term Treasuries rewarded investors with a 16.6% total return, while low-grade (high yield) corporates had a total return of less than 2%. Overall, the Lehman Brothers Aggregate Bond Index returned 8.7% for the year. Globally, European equity markets produced excellent gains, helping to propel the MSCI EAFE Index to a 20% total return. Conversely, emerging stock and emerging bond mutual funds lost 27% and 21%, respectively (compared to Lipper), while Japanese stocks continued to languish. For global investors, 1998 was clearly a year of tremendous extremes.

                       CIGNA ECONOMIC REVIEW AND OUTLOOK: 4Q98
                       ---------------------------------------

OUTLOOK

We expect 1999 to be an enormously challenging year for virtually all world economies, with major regions remaining in recession. And we do not expect a rapid recovery anytime soon, given the profound structural problems that exist. The most critical problem is the massive surplus of global manufacturing capacity, which, in tandem with high levels of debt and troubled banking systems in many countries, is spreading deflationary forces around the world. The result is declining returns on investment, a rise in bankruptcies and problem bank loans, and a fragile global financial system. Central banks worldwide, led by the Federal Reserve, have responded to spreading financial risk by aggressive monetary ease. While this has been temporarily successful in containing the problem, it is not a permanent solution.

Consequently, it appears likely that all regions of the world will experience either recession or sharply slower growth during 1999. While the Asian region should experience another year of economic contraction, there are some encouraging signs that these economies are no longer in a free-fall, and have begun to stabilize somewhat -- particularly in South Korea, the region's largest economy. Renewed deterioration in economic conditions is still possible, however, and a return to pre-1997 economic growth is at least several years away.

Despite a series of well-publicized government policy initiatives, Japan will likely suffer an unprecedented third year of economic contraction. Consumer spending continues to be weak, while capital investment is inhibited by plunging profitability and massive overcapacity. Most importantly, the Japanese banking system is in a state of paralysis. Banks are unable to make loans to creditworthy businesses, and the economy remains in a severe credit crunch. It is unlikely that the recent banking legislation or fiscal stimulus package will bring about a sustained recovery in the foreseeable future. Meanwhile, any renewed weakness in the Japanese yen will help Japanese exports, but could put renewed pressure on the currencies of China and the other Asian markets.

During 1999, economic conditions in Latin America are likely to deteriorate. Brazil, the largest economy in the region and the eighth largest in the world, is sliding into a deep recession, which will adversely impact other Latin American economies. The collapse in world commodity prices, particularly oil and copper, will prove especially painful to the region.

Once again, the best-performing economies of the world in 1999 are likely to be the U.S. and Continental Europe, although each should experience a significant slowdown in the rate of growth. One exception to the optimistic outlook for Europe is the United Kingdom, which is on the verge of a recession and will likely experience a mild downturn in 1999. In the U.S., although the economy has exhibited impressive

                       CIGNA ECONOMIC REVIEW AND OUTLOOK: 4Q98
                       ---------------------------------------

growth through year-end 1998, there has emerged clear evidence of economic imbalances and excesses, which could contribute to a more serious economic slowdown if allowed to persist. On the consumer side, household spending has outpaced personal income for several years, resulting in a sharp decline in the savings rate and large build-up of consumer debt, currently at an all-time high. Similarly, corporate debt is growing at the fastest rate in nearly a decade. And business capital investment has grown at an unsustainable rate during the past five years, causing a sharp acceleration in the growth of U.S. capital stock, resulting in excess capacity in many industries. Fundamentally, the decline in corporate cash flow and the fall in capacity utilization should lead to a decline in capital investment, which will likely begin during 1999.

We expect all sectors of the U.S. economy to experience a gradual slowdown in growth during 1999. The trade sector is already depressed and should weaken further. General manufacturing is already in decline, while capital spending appears to be at a cyclical peak. Consumer spending will likely be the last sector to weaken. Our assumption is that two forces will combine to produce a gradual slowdown in consumer spending during the year. The first, a weakening job market resulting from corporate profit declines, should cause a sharp slowdown in employment and personal income. The second is a saturation in key consumer markets, at a time when household debt levels are at a historic high.

Our forecast for the U.S. economy for 1999 assumes that economic growth slows to approximately one-half of 1998's 3.7% growth rate. Inflation is expected to remain under excellent control and average only 1.5% for the year. Corporate profits remain vulnerable to further declines, and will likely contract by 5% for the full year. Assuming profits achieve only a modest recovery in 2000, the period 1997-2000 will be one of zero profit growth for U.S. corporations.

The combination of progressive economic weakness, very low inflation and growing financial risks worldwide in 1999 should allow the Fed to ease credit aggressively and implement several additional interest rate cuts. The risk to our forecast is that the current momentum in the U.S. economy continues for longer than we anticipate -- a result primarily of persistent, robust consumer spending. The implications would be higher than expected interest rates for the near term, and a continued rally in stock prices.

As a result of the above-average economic uncertainty which lies ahead, we expect world financial markets to exhibit continued volatility and turbulence during most of 1999. Generally speaking, we continue to view the economic environment as favorable for high-grade bond markets and unfavorable for equity markets. Within the U.S. credit market, the yields on U.S. Treasury bonds are likely to remain under downward pressure for most of 1999, but are unlikely to decline significantly from current levels. However, fixed income investors are

                       CIGNA ECONOMIC REVIEW AND OUTLOOK: 4Q98
                       ---------------------------------------

likely to achieve better total returns in the non-Treasury or "spread" sectors of the high-grade debt domestic market because of the currently elevated levels of credit spreads.

Conversely, the economic fundamentals do not appear favorable for equities, and a resumption of the decline in global equity markets, which began during the summer months, is likely to occur at any time during 1999. Specifically, the two most formidable obstacles to a sustained uptrend in equity prices are the unfavorable outlook for corporate earnings and the excess valuations of corporate equities. In principle, common stocks represent claims on corporate assets and cash flows, both of which are being negatively impacted by the relentless deflationary pressures within the global economy. At the same time, virtually all measures of stock market valuation are at an all-time high.

Our 1999 outlook can be summarized as a period of steady declines in the rate of economic growth, resulting from a combination of global deflationary pressures and a worrisome build-up of economic imbalances within both the U.S. household and corporate sectors. This would appear to be an environment favorable for high-grade bonds. Conversely, given the continued squeeze on corporate profit margins along with the very rich valuations of common stocks, the domestic equity market appears fundamentally unattractive at current levels, and is likely to produce disappointing returns during calendar year 1999, following four consecutive years of unprecedented gains.

PRICEWATERHOUSECOOPERS [LOGO]

--------------------------------------------------------------------------------
                                                      PRICEWATERHOUSECOOPERS LLP
                                                      One Financial Plaza
                                                      Hartford CT  06103
                                                      Telephone (860) 240 2000


                          REPORT OF INDEPENDENT ACCOUNTS


To the Board of Directors of Connecticut General
Life Insurance Company and Participants of the
CG Corporate Insurance Variable Life Separate Account 02

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the sub-accounts, Alger American Fund - Alger American Growth Portfolio, Alger American MidCap Growth Portfolio, Alger American Small Capitalization Portfolio; CIGNA Variable Products Group - CIGNA Variable Products Money Market Fund, CIGNA Variable Products S&P 500 Index Fund; Fidelity Variable Insurance Products Fund - Equity-Income Portfolio, High Income Portfolio; Fidelity Variable Insurance Products Fund II - Investment Grade Bond Portfolio; Janus Aspen Series - Janus Aspen Series Short-Term Bond Portfolio, Janus Aspen Series Worldwide Growth Portfolio; MFS Variable Insurance Trust - MFS Emerging Growth Series, MFS Total Return Series; OCC Accumulation Trust - OCC Equity Portfolio, OCC Managed Portfolio, OCC Small Cap Portfolio; Templeton Variable Products Series Fund - Templeton International Fund - Class 1 (constituting the CG Corporate Insurance Variable Life Separate Account 02, hereafter referred to as "the Account") at December 31, 1998, the results of each of their operations and the changes in each of their net assets for the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodians, provide a reasonable basis for the opinion expressed above.



/s/ PricewaterhouseCoopers LLP
Hartford, Connecticut
February 19, 1999


CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

                                                                                                   CIGNA Variable Products
                                                      Alger American Fund Sub-Accounts                Group Sub-Accounts
                                              ----------------------------------------------     ------------------------------
                                                                   MidCap          Small                              S&P 500
                                                 Growth            Growth     Capitalization      Money Market         Index
                                              -----------       -----------   --------------      ------------      -----------
ASSETS:
Investment in variable insurance
  funds at fair value                         $   512,805       $   279,014      $   598,312       $   213,147      $27,262,227
Receivable from Connecticut
  General Life Insurance Company                        -               598               90                 -                -
Receivable for fund shares sold                    12,197                 -                -            10,755            3,935
                                              -----------       -----------      -----------       -----------      -----------
    Total assets                                  525,002           279,612          598,402           223,902       27,266,162
                                              -----------       -----------      -----------       -----------      -----------

LIABILITIES:
Payable to Connecticut General
  Life Insurance Company                           12,197                 -                -            10,755            3,935
Payable for fund shares purchased                       -               598               90                 -                -
                                              -----------       -----------      -----------       -----------      -----------
    Total liabilities                              12,197               598               90            10,755            3,935
                                              -----------       -----------      -----------       -----------      -----------

    Net assets                                $   512,805       $   279,014      $   598,312       $   213,147      $27,262,227
                                              -----------       -----------      -----------       -----------      -----------
                                              -----------       -----------      -----------       -----------      -----------

Accumulation units outstanding -
  Contracts sold before May 1, 1998                29,858            19,198           23,818            19,624        1,708,791
Net asset value per accumulation unit         $ 17.174509       $ 14.533269      $ 14.358496       $ 10.861410      $ 15.363576

Accumulation units outstanding  -
  Contracts sold after April 30, 1998                   -                 -           24,144                 -           90,399
Net asset value per accumulation unit                   -                 -       $10.616506                 -       $11.162600
                                              -----------       -----------      -----------       -----------      -----------
Accumulation net assets                       $   512,805       $   279,014      $   598,312       $   213,147      $27,262,227
                                              -----------       -----------      -----------       -----------      -----------
                                              -----------       -----------      -----------       -----------      -----------

                                                                            Fidelity Variable
                                                        Fidelity                Insurance
                                               Variable Insurance Products   Products Fund II
                                                    Fund Sub-Accounts          Sub-Account
                                               ----------------------------  ----------------
                                                 Equity-            High          Investment
                                                 Income            Income         Grade Bond
                                              -----------       -----------      -----------
ASSETS:
Investment in variable insurance
  funds at fair value                         $ 1,101,890       $ 1,079,507      $ 5,897,291
Receivable from Connecticut
  General Life Insurance Company                        -               363                -
Receivable for fund shares sold                     9,846                 -              170
                                              -----------       -----------      -----------
    Total assets                                1,111,736         1,079,870        5,897,461
                                              -----------       -----------      -----------

LIABILITIES:
Payable to Connecticut General
  Life Insurance Company                            9,846                 -              170
Payable for fund shares purchased                       -               363                -
                                              -----------       -----------      -----------
    Total liabilities                               9,846               363              170
                                              -----------       -----------      -----------
    Net assets                                $ 1,101,890       $ 1,079,507      $ 5,897,291
                                              -----------       -----------      -----------
                                              -----------       -----------      -----------

Accumulation units outstanding -
  Contracts sold before May 1, 1998                83,871            98,758          466,141
Net asset value per accumulation unit          $13.137868        $10.930880       $11.693725

Accumulation units outstanding -
  Contracts sold after April 30, 1998                   -                 -           42,614
Net asset value per accumulation unit                   -                 -       $10.474584
                                              -----------       -----------      -----------
Accumulation net assets                       $ 1,101,890       $ 1,079,507      $ 5,897,291
                                              -----------       -----------      -----------
                                              -----------       -----------      -----------

  The Notes to Financial Statements are an integral part of these statements.


CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

                                                    Janus Aspen Series              MFS Variable Insurance
                                                      Sub-Accounts                    Trust Sub-Accounts
                                              ----------------------------       ----------------------------
                                               Short-Term        Worldwide         Emerging           Total
                                                  Bond             Growth           Growth            Return
                                              -----------       -----------      -----------       -----------
ASSETS:
Investment in variable insurance
  funds at fair value                         $         -       $ 2,826,277      $ 1,026,589       $    63,790
Receivable from Connecticut
  General Life Insurance Company                        -                 -              893             2,238
Receivable for fund shares sold                         -             5,911                -                 -
                                              -----------       -----------      -----------       -----------
    Total assets                                        -         2,832,188        1,027,482            66,028
                                              -----------       -----------      -----------       -----------

LIABILITIES:
Payable to Connecticut General
  Life Insurance Company                                -             5,911                -                 -
Payable for fund shares purchased                       -                 -              893             2,238
                                              -----------       -----------      -----------       -----------
    Total liabilities                                   -             5,911              893             2,238
                                              -----------       -----------      -----------       -----------

    Net assets                                $         -       $ 2,826,277      $ 1,026,589       $    63,790
                                              -----------       -----------      -----------       -----------
                                              -----------       -----------      -----------       -----------

Accumulation units outstanding -
  Contracts sold before May 1, 1998                     -           194,396           66,199             4,987
Net asset value per accumulation unit                   -        $14.538727       $15.507615        $12.791189

Accumulation units outstanding -
  Contracts sold after April 30, 1998                   -                 -                -                 -
Net asset value per accumulation unit                   -                 -                -                 -
                                              -----------       -----------      -----------       -----------
Accumulation net assets                       $         -       $ 2,826,277      $ 1,026,589       $    63,790
                                              -----------       -----------      -----------       -----------
                                              -----------       -----------      -----------       -----------


                                                                                                 Templeton
                                                                                                  Variable
                                                                                               Products Series
                                                    OCC Accumulation Trust Sub-Accounts       Fund Sub-Account
                                              ----------------------------------------------- ----------------
                                                                                               International -
                                                 Equity           Managed         Small Cap          Class 1
                                              -----------       -----------      -----------       -----------
ASSETS:
Investment in variable insurance
  funds at fair value                         $   147,875       $   739,373      $ 1,257,978       $ 1,296,043
Receivable from Connecticut
  General Life Insurance Company                      208                 -              120                 -
Receivable for fund shares sold                         -            10,593                -             1,623
                                              -----------       -----------      -----------       -----------
    Total assets                                  148,083           749,966        1,258,098         1,297,666
                                              -----------       -----------      -----------       -----------

LIABILITIES:
Payable to Connecticut General
  Life Insurance Company                                -            10,593                -             1,623
Payable for fund shares purchased                     208                 -              120                 -
                                              -----------       -----------      -----------       -----------
    Total liabilities                                 208            10,593              120             1,623
                                              -----------       -----------      -----------       -----------

    Net assets                                $   147,875       $   739,373      $ 1,257,978       $ 1,296,043
                                              -----------       -----------      -----------       -----------
                                              -----------       -----------      -----------       -----------

Accumulation units outstanding -
  Contracts sold before May 1, 1998                11,240            59,386          116,250           99,869
Net asset value per accumulation unit         $ 13.156140       $ 12.450284      $ 10.821353       $11.832899

Accumulation units outstanding -
  Contracts sold after April 30, 1998                   -                 -                -           11,884
Net asset value per accumulation unit                   -                 -                -       $  9.617966
                                              -----------       -----------      -----------       -----------
Accumulation net assets                       $   147,875       $   739,373      $ 1,257,978       $ 1,296,043
                                              -----------       -----------      -----------       -----------
                                              -----------       -----------      -----------       -----------

  The Notes to Financial Statements are an integral part of these statements.


CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                                                      CIGNA Variable Products
                                                      Alger American Fund Sub-Accounts                   Group Sub-Accounts
                                              -----------------------------------------------     ------------------------------
                                                                   MidCap          Small                              S&P 500
                                                Growth             Growth     Capitalization      Money Market         Index
                                              -----------       -----------   --------------      ------------      -----------
INVESTMENT INCOME:
Dividends                                     $       482       $         -      $         1       $    39,467      $   520,757

EXPENSES:
Mortality and expense risk and
 administrative charges                             2,328             1,536            3,036             7,446          190,138
                                              -----------       -----------      -----------       -----------      -----------
  Net investment gain (loss)                       (1,846)           (1,536)          (3,035)           32,021          330,619
                                              -----------       -----------      -----------       -----------      -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
Capital gain distributions from
 portfolio sponsors                                29,450            11,691           34,120                 -          223,478
Net realized gain (loss) on share
 transactions                                       2,954             1,992             (972)                -          107,742
                                              -----------       -----------      -----------       -----------      -----------
  Net realized gain                                32,404            13,683           33,148                 -          331,220
Change in net unrealized gain (loss)               91,238            40,548            5,340                 -        4,308,965
                                              -----------       -----------      -----------       -----------      -----------
  Net realized and unrealized
    gain (loss) on investments                    123,642            54,231           38,488                 -        4,640,185
                                              -----------       -----------      -----------       -----------      -----------

INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                    $   121,796       $    52,695      $    35,453       $    32,021      $ 4,970,804
                                              -----------       -----------      -----------       -----------      -----------
                                              -----------       -----------      -----------       -----------      -----------


                                                                            Fidelity Variable
                                                          Fidelity              Insurance
                                                Variable Insurance Products  Products Fund II
                                                     Fund Sub-Accounts          Sub-Account
                                              ----------------------------- -----------------
                                                 Equity-            High          Investment
                                                 Income            Income         Grade Bond
                                              -----------       -----------      -----------
INVESTMENT INCOME:
Dividends                                        $  4,536         $  23,780      $  235,834

EXPENSES:
Mortality and expense risk and
 administrative charges                             7,081             5,020           52,445
                                              -----------       -----------      -----------
  Net investment gain (loss)                       (2,545)           18,760          183,389
                                              -----------       -----------      -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
Capital gain distributions from
 portfolio sponsors                                16,142            15,111           27,981
Net realized gain (loss) on share
 transactions                                        (105)               51           13,754
                                              -----------       -----------      -----------
  Net realized gain                                16,037            15,162           41,735
Change in net unrealized gain (loss)               36,839           (50,282)         201,263
                                              -----------       -----------      -----------
  Net realized and unrealized
   gain (loss) on investments                      52,876           (35,120)         242,998
                                              -----------       -----------      -----------

INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                      $  50,331        $  (16,360)      $  426,387
                                              -----------       -----------      -----------
                                              -----------       -----------      -----------

  The Notes to Financial Statements are an integral part of these statements.


CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

                                                   Janus Aspen Series                MFS Variable Insurance
                                                      Sub-Accounts                     Trust Sub-Accounts
                                              -----------------------------      -----------------------------
                                               Short-Term        Worldwide         Emerging           Total
                                                  Bond*            Growth           Growth            Return
                                              -----------       -----------      -----------       -----------
INVESTMENT INCOME:
Dividends                                      $       18        $   67,675      $         -      $         77

EXPENSES:
Mortality and expense risk and
 administrative charges                                13            23,832            6,074               249
                                              -----------       -----------      -----------       -----------
  Net investment gain (loss)                            5            43,843           (6,074)             (172)
                                              -----------       -----------      -----------       -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
Capital gain distributions from portfolio sponsors      2            27,273            4,451                91
Net realized gain (loss) on share transactions         43           (19,943)          (2,772)               34
                                              -----------       -----------      -----------       -----------
  Net realized gain                                    45             7,330            1,679               125
Change in net unrealized gain (loss)                    -           479,024          216,913             3,234
                                              -----------       -----------      -----------       -----------
  Net realized and unrealized
   gain (loss) on investments                          45           486,354          218,592             3,359
                                              -----------       -----------      -----------       -----------

INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                    $        50       $   530,197      $   212,518       $     3,187
                                              -----------       -----------      -----------       -----------
                                              -----------       -----------      -----------       -----------


                                                                                                  Templeton
                                                                                                   Variable
                                                                                                Products Series
                                                   OCC Accumulation Trust Sub-Accounts          Fund Sub-Account
                                              ----------------------------------------------    ----------------
                                                                                                International -
                                                 Equity           Managed         Small Cap          Class 1
                                              -----------       -----------      -----------       -----------
INVESTMENT INCOME:
Dividends                                     $       726       $     3,601      $     4,734       $    15,674

EXPENSES:
Mortality and expense risk and
 administrative charges                               996             5,426           13,225             9,709
                                              -----------       -----------      -----------       -----------
  Net investment gain (loss)                         (270)           (1,825)          (8,491)            5,965
                                              -----------       -----------      -----------       -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
Capital gain distributions from
 portfolio sponsors                                 3,143            14,415           51,695            28,023
Net realized gain (loss) on share
 transactions                                         522             1,337          (29,631)              940
                                              -----------       -----------      -----------       -----------
  Net realized gain                                 3,665            15,752           22,064            28,963
Change in net unrealized gain (loss)                6,897            22,152         (177,446)          (28,223)
                                              -----------       -----------      -----------       -----------
  Net realized and unrealized
   gain (loss) on investments                      10,562            37,904         (155,382)              740
                                              -----------       -----------      -----------       -----------

INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                    $    10,292       $    36,079      $  (163,873)      $     6,705
                                              -----------       -----------      -----------       -----------
                                              -----------       -----------      -----------       -----------

*  For the period ended December 31, 1998.
   Deposits first received January 29, 1998.

  The Notes to Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                                                   CIGNA Variable Products
                                                    Alger American Fund Sub-Accounts                  Group Sub-Accounts
                                              ----------------------------------------------      -----------------------------
                                                                   MidCap          Small                              S&P 500
                                                 Growth            Growth     Capitalization      Money Market         Index
                                              -----------       -----------   --------------      ------------      -----------
OPERATIONS:
Net investment gain (loss)                    $    (1,846)      $    (1,536)     $    (3,035)      $    32,021      $   330,619
Net realized gain                                  32,404            13,683           33,148                 -          331,220
Net unrealized gain (loss)                         91,238            40,548            5,340                 -        4,308,965
                                              -----------       -----------      -----------       -----------      -----------
  Net increase (decrease) from operations         121,796            52,695           35,453            32,021        4,970,804
                                              -----------       -----------      -----------       -----------      -----------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits, net of premium loads        234,347           107,151          115,723         8,339,674        6,448,072
Participant transfers                             178,850           100,550          387,084        (7,699,759)       3,889,673
Participant withdrawals                           (72,383)          (19,855)         (30,038)         (530,422)      (1,497,945)
                                              -----------       -----------      -----------       -----------      -----------
  Net increase from participant
   transactions                                   340,814           187,846          472,769           109,493        8,839,800
                                              -----------       -----------      -----------       -----------      -----------
    Total increase (decrease) in net assets       462,610           240,541          508,222           141,514       13,810,604

NET ASSETS:
Beginning of year                                  50,195            38,473           90,090            71,633       13,451,623
                                              -----------       -----------      -----------       -----------      -----------
End of year                                   $   512,805       $   279,014      $   598,312       $   213,147      $27,262,227
                                              -----------       -----------      -----------       -----------      -----------
                                              -----------       -----------      -----------       -----------      -----------


                                                                              Fidelity Variable
                                                         Fidelity                Insurance
                                               Variable Insurance Products    Products Fund II
                                                   Fund Sub-Accounts            Sub-Account
                                              -----------------------------   -----------------
                                                 Equity-            High         Investment
                                                 Income            Income        Grade Bond
                                              -----------       -----------      -----------
OPERATIONS:
Net investment gain (loss)                    $    (2,545)      $    18,760      $   183,389
Net realized gain                                  16,037            15,162           41,735
Net unrealized gain (loss)                         36,839           (50,282)         201,263
                                              -----------       -----------      -----------
  Net increase (decrease) from operations          50,331           (16,360)         426,387
                                              -----------       -----------      -----------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits, net of premium loads        436,963           220,573          424,660
Participant transfers                             543,337           612,890          838,386
Participant withdrawals                          (111,582)          (42,487)        (773,867)
                                              -----------       -----------      -----------
  Net increase from
   participant transactions                       868,718           790,976          489,179
                                              -----------       -----------      -----------

    Total increase (decrease) in net assets       919,049           774,616          915,566

NET ASSETS:
Beginning of year                                 182,841           304,891        4,981,725
                                              -----------       -----------      -----------
End of year                                   $ 1,101,890       $ 1,079,507      $ 5,897,291
                                              -----------       -----------      -----------
                                              -----------       -----------      -----------

  The Notes to Financial Statements are an integral part of these statements.


CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998

                                                    Janus Aspen Series              MFS Variable Insurance
                                                       Sub-Accounts                   Trust Sub-Accounts
                                              -----------------------------      -----------------------------
                                               Short-Term         Worldwide        Emerging           Total
                                                  Bond*            Growth           Growth            Return
                                              -----------       -----------      -----------       -----------
OPERATIONS:
Net investment gain (loss)                    $         5       $    43,843      $    (6,074)      $      (172)
Net realized gain                                      45             7,330            1,679               125
Net unrealized gain (loss)                              -           479,024          216,913             3,234
                                              -----------       -----------      -----------       -----------
  Net increase (decrease) from operations              50           530,197          212,518             3,187
                                              -----------       -----------      -----------       -----------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits, net of premium loads          5,631           687,079          316,114             6,219
Participant transfers                              (5,488)          254,640          274,990            55,960
Participant withdrawals                              (193)         (306,422)         (86,142)           (5,231)
                                              -----------       -----------      -----------       -----------
  Net increase (decrease) from
   participant transactions                           (50)          635,297          504,962            56,948
                                              -----------       -----------      -----------       -----------

    Total increase (decrease) in net assets             -         1,165,494          717,480            60,135

NET ASSETS:
Beginning of year                                       -         1,660,783          309,109             3,655
                                              -----------       -----------      -----------       -----------
End of year                                   $         -       $ 2,826,277      $ 1,026,589       $    63,790
                                              -----------       -----------      -----------       -----------
                                              -----------       -----------      -----------       -----------


                                                                                                   Templeton
                                                                                                   Variable
                                                                                                Products Series
                                                   OCC Accumulation Trust Sub-Accounts          Fund Sub-Account
                                              ----------------------------------------------    ----------------
                                                                                                  International -
                                                 Equity           Managed         Small Cap          Class 1
                                              -----------       -----------      -----------       -----------
OPERATIONS:
Net investment gain (loss)                    $      (270)      $    (1,825)     $    (8,491)      $     5,965
Net realized gain                                   3,665            15,752           22,064            28,963
Net unrealized gain (loss)                          6,897            22,152         (177,446)          (28,223)
                                              -----------       -----------      -----------       -----------
    Net increase (decrease) from operations        10,292            36,079         (163,873)            6,705
                                              -----------       -----------      -----------       -----------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits, net of premium loads        105,497           449,913          128,149           424,779
Participant transfers                              14,836           (10,371)          89,173           342,949
Participant withdrawals                           (30,729)          (70,856)        (158,738)          (55,891)
                                              -----------       -----------      -----------       -----------
  Net increase (decrease) from
   participant transactions                        89,604           368,686           58,584           711,837
                                              -----------       -----------      -----------       -----------

    Total increase (decrease) in net assets        99,896           404,765         (105,289)          718,542

NET ASSETS:
Beginning of year                                  47,979           334,608        1,363,267           577,501
                                              -----------       -----------      -----------       -----------
End of year                                   $   147,875       $   739,373      $ 1,257,978       $ 1,296,043
                                              -----------       -----------      -----------       -----------
                                              -----------       -----------      -----------       -----------

*  For the period ended December 31, 1998.
   Deposits first received January 29, 1998.

  The Notes to Financial Statements are an integral part of these statements.


CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED TO DECEMBER 31, 1997

                                                                                                    CIGNA Variable Products
                                                     Alger American Fund Sub-Accounts                  Group Sub-Accounts
                                              -----------------------------------------------   --------------------------------
                                                                   MidCap          Small                              S&P 500
                                                 Growth            Growth     Capitalization    Money Market *         Index
                                              -----------       -----------   --------------    --------------      -----------
Date deposits first received                    2/24/97           2/24/97         3/31/97          12/24/96           2/24/97
OPERATIONS:
Net investment gain (loss)                    $       (89)      $      (242)     $      (512)      $    68,033      $   196,883
Net realized gain                                     102               628            2,183                 -          293,784
Net unrealized gain                                 1,223             5,140           10,441                 -        1,320,848
                                              -----------       -----------      -----------       -----------      -----------
  Net increase from operations                      1,236             5,526           12,112            68,033        1,811,515
                                              -----------       -----------      -----------       -----------      -----------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits, net of premium loads         41,099             1,222                -        20,606,819          916,689
Participant transfers                               9,624            33,892           82,004       (20,953,420)      10,900,475
Participant withdrawals                            (1,764)           (2,167)          (4,026)         (260,990)        (177,056)
                                              -----------       -----------      -----------       -----------      -----------
  Net increase (decrease) from participant
   transactions                                    48,959            32,947           77,978          (607,591)      11,640,108
                                              -----------       -----------      -----------       -----------      -----------

    Total increase (decrease) in net assets        50,195            38,473           90,090          (539,558)      13,451,623

NET ASSETS:
Beginning of period                                     -                 -                -           611,191                -
                                              -----------       -----------      -----------       -----------      -----------
End of period                                 $    50,195       $    38,473      $    90,090       $    71,633      $13,451,623
                                              -----------       -----------      -----------       -----------      -----------
                                              -----------       -----------      -----------       -----------      -----------


                                                                               Fidelity Variable
                                                        Fidelity                  Insurance
                                              Variable Insurance Products      Products Fund II
                                                    Fund Sub-Accounts            Sub-Account
                                              -----------------------------    -----------------
                                                  Equity-           High          Investment
                                                  Income           Income         Grade Bond
                                              -----------       -----------      -----------
Date deposits first received                     2/24/97          1/29/97          1/29/97
OPERATIONS:
Net investment gain (loss)                    $      (944)      $     7,138      $    (8,846)
Net realized gain                                     309             1,385              110
Net unrealized gain                                26,400            27,140          192,098
                                              -----------       -----------      -----------
  Net increase from operations                     25,765            35,663          183,362
                                              -----------       -----------      -----------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits, net of premium loads         61,215            65,300          186,655
Participant transfers                             105,195           217,909        4,637,295
Participant withdrawals                            (9,334)          (13,981)         (25,587)
                                              -----------       -----------      -----------
  Net increase (decrease) from participant
   transactions                                   157,076           269,228        4,798,363
                                              -----------       -----------      -----------

    Total increase (decrease) in net assets       182,841           304,891        4,981,725

NET ASSETS:
Beginning of period                                     -                 -                -
                                              -----------       -----------      -----------
End of period                                 $   182,841       $   304,891      $ 4,981,725
                                              -----------       -----------      -----------
                                              -----------       -----------      -----------

* For the Year Ended December 31, 1997 (Deposits first received December 24,
  1996)

  The Notes to Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED TO DECEMBER 31, 1997

                                                 Janus
                                             Aspen Series         MFS Variable Insurance
                                              Sub-Account          Trust Sub-Accounts
                                             ------------       ----------------------------
                                               Worldwide         Emerging           Total
                                                Growth            Growth           Return
                                              -----------       -----------      -----------
Date deposits first received                    2/24/97           1/29/97          2/24/97
OPERATIONS:
Net investment loss                           $    (1,199)      $    (1,959)     $       (14)
Net realized gain (loss)                              715               230                8
Net unrealized gain (loss)                         43,891            36,451              308
                                              -----------       -----------      -----------
  Net increase (decrease) from operations          43,407            34,722              302
                                              -----------       -----------      -----------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits, net of premium loads        177,366            83,322            2,184
Participant transfers                           1,459,273           206,614            1,763
Participant withdrawals                           (19,263)          (15,549)            (594)
                                              -----------       -----------      -----------
  Net increase from participant transactions    1,617,376           274,387            3,353
                                              -----------       -----------      -----------

    Total increase in net assets                1,660,783           309,109            3,655

NET ASSETS:
Beginning of period                                     -                 -                -
                                              -----------       -----------      -----------
End of period                                 $ 1,660,783       $   309,109      $     3,655
                                              -----------       -----------      -----------
                                              -----------       -----------      -----------
                                                                                                   Templeton
                                                                                                    Variable
                                                                                                 Products Series
                                                    OCC Accumulation Trust Sub-Accounts          Fund Sub-Account
                                              -----------------------------------------------   -----------------
                                                                                                  International -
                                                 Equity           Managed         Small Cap          Class 1
                                              -----------       -----------      -----------       -----------
Date deposits first received                    2/24/97           1/29/97          2/24/97           2/24/97
OPERATIONS:
Net investment loss                           $       (74)      $       (62)     $    (4,467)      $    (2,220)
Net realized gain (loss)                              219             6,115              365               (13)
Net unrealized gain (loss)                          2,992            27,581           19,222            (7,247)
                                              -----------       -----------      -----------       -----------
  Net increase (decrease) from operations           3,137            33,634           15,120            (9,480)
                                              -----------       -----------      -----------       -----------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits, net of premium loads         25,651           131,629           53,337           273,855
Participant transfers                              25,340           184,083        1,298,529           322,803
Participant withdrawals                            (6,149)          (14,738)          (3,719)           (9,677)
                                              -----------       -----------      -----------       -----------
  Net increase from participant transactions       44,842           300,974        1,348,147           586,981
                                              -----------       -----------      -----------       -----------

    Total increase in net assets                   47,979           334,608        1,363,267           577,501

NET ASSETS:
Beginning of period                                     -                 -                -                 -
                                              -----------       -----------      -----------       -----------
End of period                                 $    47,979       $   334,608      $ 1,363,267       $   577,501
                                              -----------       -----------      -----------       -----------
                                              -----------       -----------      -----------       -----------

  The Notes to Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1998
--------------------------------------------------------------------------------

1.   ORGANIZATION
          CG Corporate Insurance Variable Life Separate Account 02 (the Account) is registered as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The operations of the Account are part of the operations of Connecticut General Life Insurance Company (CG Life). The assets and liabilities of the Account are identified and distinguished from other assets and liabilities of CG Life. The assets of the Account are not available to meet the general obligations of CG Life and are held for the exclusive benefit of the participants.

          At December 31, 1998, the assets of the Account are divided into variable sub-accounts, each of which is invested in shares of one of seventeen portfolios (mutual funds) of nine diversified open-end management investment companies, each portfolio having its own investment objective. Transfers are permitted between these portfolios and to and from a fixed account option offered by CG Life. The fixed account is not included in these financial statements. The variable sub-accounts are:

     ALGER AMERICAN FUND:
          Alger American Growth Portfolio
          Alger American MidCap Growth Portfolio
          Alger American Small Capitalization Portfolio

     BT INSURANCE FUNDS TRUST:
          EAFE-Registered Trademark- Equity Index Fund*
          Small Cap Index Fund*

     CIGNA VARIABLE PRODUCTS GROUP:
          CIGNA Variable Products Money Market Fund
          CIGNA Variable Products S&P 500 Index Fund

     FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
          Equity-Income Portfolio ("Fidelity Equity-Income Portfolio") High Income Portfolio ("Fidelity High Income Portfolio")

     FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
          Investment Grade Bond Portfolio ("Fidelity Investment Grade Bond
            Portfolio")

     JANUS ASPEN SERIES:
          Janus Aspen Series Short-Term Bond Portfolio**
          Janus Aspen Series Worldwide Growth Portfolio

     MFS VARIABLE INSURANCE TRUST:
          MFS Emerging Growth Series
          MFS Total Return Series

     OCC ACCUMULATION TRUST:
          OCC Equity Portfolio
          OCC Managed Portfolio
          OCC Small Cap Portfolio

     TEMPLETON VARIABLE PRODUCTS SERIES FUND:
          Templeton International Fund - Class 1

     * Not active. No deposits received as of December 31, 1998. ** This fund was no longer offered as of September 15, 1998.

2.   SIGNIFICANT ACCOUNTING POLICIES
          These financial statements have been prepared in conformity with generally accepted accounting principles and reflect management's estimates and assumptions, such as those regarding fair value, that affect recorded amounts. Actual results could differ from those estimates. Significant estimates are discussed throughout the Notes to Financial Statements. The following is a summary of significant accounting policies consistently applied in the preparation of the Account's financial statements:

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1998
--------------------------------------------------------------------------------

          A. INVESTMENT VALUATION: Investments held by the sub-accounts are valued at their respective closing net asset values per share as determined by the mutual funds as of December 31, 1998. The change in the difference between cost and value is reflected as unrealized gain (loss) in the Statements of Operations.
          B. INVESTMENT TRANSACTIONS: Investment transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on sales of investments are determined by the last-in, first-out cost basis of the investment sold. Dividend and capital gain distributions are recorded on the ex-dividend date. Investment transactions are settled through CG Life.
          C. FEDERAL INCOME TAXES: The operations of the Account form a part of, and are taxed with, the total operations of CG Life, which is taxed as a life insurance company. Under existing Federal income tax law, investment income (dividends) and capital gains attributable to the Account are not taxed.

3.   INVESTMENTS
          Total shares outstanding and cost of investments as of December 31, 1998 were:

     --------------------------------------------------------------------------------
                                                                            COST OF
     SUB-ACCOUNT                                            SHARES HELD   INVESTMENTS
     --------------------------------------------------------------------------------
     Alger American Growth Portfolio                              9,636  $   420,344
     Alger American MidCap Growth Portfolio                       9,665      233,326
     Alger American Small Capitalization Portfolio               13,607      582,531
     CIGNA Variable Products Money Market Fund                  213,147      213,147
     CIGNA Variable Products S&P 500 Index Fund               1,381,765   21,632,414
     Fidelity Equity-Income Portfolio                            43,347    1,038,651
     Fidelity High Income Portfolio                              93,626    1,102,649
     Fidelity Investment Grade Bond Portfolio                   455,038    5,503,930
     Janus Aspen Series Worldwide Growth Portfolio               97,157    2,303,362
     MFS Emerging Growth Series                                  47,815      773,225
     MFS Total Return Series                                      3,520       60,248
     OCC Equity Portfolio                                         3,821      137,986
     OCC Managed Portfolio                                       16,904      689,640
     OCC Small Cap Portfolio                                     54,458    1,416,202
     Templeton International Fund - Class 1                      62,614    1,331,513
     --------------------------------------------------------------------------------

          Total purchases and sales of shares of each mutual fund for the year ended December 31, 1998 amounted to:

     --------------------------------------------------------------------------------
     SUB-ACCOUNT                                             PURCHASES      SALES
     --------------------------------------------------------------------------------
     Alger American Growth Portfolio                       $   461,416   $   92,998
     Alger American MidCap Growth Portfolio                    266,163       68,162
     Alger American Small Capitalization Portfolio             544,147       40,293
     CIGNA Variable Products Money Market Fund               9,192,317    9,050,804
     CIGNA Variable Products S&P 500 Index Fund             11,309,560    1,915,663
     Fidelity Equity-Income Portfolio                        1,052,375      170,060
     Fidelity High Income Portfolio                            882,854       58,007
     Fidelity Investment Grade Bond Portfolio                1,425,205      724,656
     Janus Aspen Series Short-Term Bond Portfolio*               8,052        8,095
     Janus Aspen Series Worldwide Growth Portfolio           1,192,451      486,038
     MFS Emerging Growth Series                              1,084,519      581,180
     MFS Total Return Series                                    67,504       10,637
     OCC Equity Portfolio                                      134,932       42,455
     OCC Managed Portfolio                                     529,169      147,893
     OCC Small Cap Portfolio                                   326,456      224,668
     Templeton International Fund - Class 1                    904,336      158,511
     --------------------------------------------------------------------------------

     * For the period January 29, 1998, date deposits first received, to September 15, 1998, the date the sub-account was no longer offered.

4.   CHARGES AND DEDUCTIONS
          For all contracts sold after April 30, 1998, CG Life charges each variable sub-account for mortality and expense risks the daily equivalent of .70%, on an annual basis, of the current value of each sub-account's assets during the first fifteen policy years and .25% thereafter. All contracts sold before May

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1998
--------------------------------------------------------------------------------

     1, 1998 have an annual fee for mortality and expense risks of .85% per year during the first ten policy years, .45% per year during the eleventh through fifteenth policy years and .15% thereafter.

          For all contracts sold after April 30, 1998, CG Life charges each variable sub-account for administrative costs, a daily deduction currently equivalent to .10% per year during the first fifteen policy years only. For all contracts sold before May 1, 1998, CG Life charges administrative costs at the rate of .10% per year for the first ten policy years only.

          Both the mortality and expense risk charge and the administrative fee deductions are also assessed against amounts held in the fixed account, if any. The fixed account is part of the general account of CG Life and is not included in these financial statements.

          The fees charged by CG Life for mortality and expense risks and administrative fees from variable sub-accounts for the year ended December 31, 1998 amounted to:

     --------------------------------------------------------------------------------
                                                        MORTALITY AND   ASSET BASED
                                                           EXPENSE     ADMINISTRATIVE
     SUB-ACCOUNT                                          RISK FEES         FEES
     --------------------------------------------------------------------------------
     Alger American Growth Portfolio                        $    2,083     $     245
     Alger American MidCap Growth Portfolio                      1,374           162
     Alger American Small Capitalization Portfolio               2,702           334
     CIGNA Variable Products Money Market Fund                   6,652           794
     CIGNA Variable Products S&P 500 Index Fund                170,096        20,042
     Fidelity Equity-Income Portfolio                            6,336           745
     Fidelity High Income Portfolio                              4,491           529
     Fidelity Investment Grade Bond Portfolio                   46,895         5,550
     Janus Aspen Series Short-Term Bond Portfolio*                  12             1
     Janus Aspen Series Worldwide Growth Portfolio              21,312         2,520
     MFS Emerging Growth Series                                  5,435           639
     MFS Total Return Series                                       223            26
     OCC Equity Portfolio                                          891           105
     OCC Managed Portfolio                                       4,855           571
     OCC Small Cap Portfolio                                    11,833         1,392
     Templeton International Fund - Class 1                      8,679         1,030
     --------------------------------------------------------------------------------

     * For the period January 29, 1998, date deposits first received, to September 15, 1998, the date the sub-account was no longer offered.

          CG Life charges a one-time policy issue fee of $175 from the accumulation value for a portion of CG Life's administrative expenses for all contracts sold after April 30, 1998 and $250 for all contracts sold before May 1, 1998. Policy issue fees, which are deducted from the initial premium payment, amounted to $221,450, all of which were deducted from the CIGNA Variable Products Money Market Fund.

          For all contracts sold after April 30, 1998, CG Life deducts a premium load of 6.5% of each premium payment to cover sales loads, state taxes and Federal income tax liabilities. An additional 45% on premium payments up to target premium specified in the policy will be deducted in the first policy year and an additional 12% of premium payments up to target premium will be deducted in policy years two through ten. In the event that the specified amount under the policy is increased, other than a change in the death benefit option, an additional 25% premium load on premium payments up to the increase in the target premium will be deducted from premium payments received during the 12 months following the increase, to the extent such premium payments are attributable to the increase in specified amount rather than to the previously existing specified amount.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
NOTES TO FINANCIAL STATEMENTS
December 31, 1998
--------------------------------------------------------------------------------

4.   CHARGES AND DEDUCTIONS (CONTINUED)
          For all contracts sold before May 1, 1998, CG Life deducts a premium load of 6.5% of each premium payment to cover sales loads, state taxes and Federal income tax liabilities. An additional 40% on premium payments, up to one guideline annual premium, as defined in the Account's prospectus, will be deducted in the first policy year. In the event that the specified amount under the policy is increased, other than a change in the death benefit option, an additional 25% premium load on premium payments up to the increase in the guideline annual premium will be deducted from premium payments received during the 12 months following the increase, to the extent such premium payments are attributable to the increase in specified amount rather than to the previously existing specified amount.

          CG Life charges a monthly administrative fee of $8 per month. This charge is for items such as premium billing and collection, policy value calculation, confirmations and periodic reports.

          CG Life charges a monthly deduction for the cost of insurance and any charges for supplemental riders. The cost of insurance charge depends on the attained age, years since issue, risk class (in accordance with state law) of the insured and the current net amount at risk. On a monthly basis, the administrative fee and the cost of insurance charge are deducted proportionately from the value of each variable sub-account and/or the fixed account funding option. The fixed account is part of the general account of CG Life and is not included in these financial statements.

          CG Life charges a $25 transaction fee for each transfer between funding options in excess of four during the policy year. No transaction fee charges were paid to CG Life for the year ended December 31, 1998.

          Fees charged by CG Life for premium loads are deducted from premium payments. Administrative fees and the amount deducted for the cost of insurance are included in participant withdrawals. Premium loads, net of refunds, administrative fees and costs of insurance, by variable sub-account, for the year ended December 31, 1998, amounted to:

     -------------------------------------------------------------------------------------
                                                        PREMIUM       ADMIN-   COSTS OF
                                                      LOADS, NET    ISTRATIVE  INSURANCE
     SUB-ACCOUNT                                      OF REFUNDS      FEES     DEDUCTION
     -------------------------------------------------------------------------------------
     Alger American Growth Portfolio                 $     67,042  $    2,505  $   36,575
     Alger American MidCap Growth Portfolio                17,119       1,208      12,068
     Alger American Small Capitalization Portfolio         22,663       2,897      25,097
     CIGNA Variable Products Money Market Fund          2,965,205       5,817     251,740
     CIGNA Variable Products S&P 500 Index Fund           571,707      33,462     473,457
     Fidelity Equity-Income Portfolio                      95,805       9,121      70,128
     Fidelity High Income Portfolio                        28,917       1,751      32,199
     Fidelity Investment Grade Bond Portfolio              37,989       8,454      93,498
     Janus Aspen Series Short-Term Bond Portfolio*            391          13         180
     Janus Aspen Series Worldwide Growth Portfolio         89,836       6,116      87,644
     MFS Emerging Growth Series                            41,098       5,273      52,047
     MFS Total Return Series                                3,265         280       4,994
     OCC Equity Portfolio                                  10,581       1,620      22,975
     OCC Managed Portfolio                                 93,545       3,178      32,486
     OCC Small Cap Portfolio                               14,067       1,015      15,872
     Templeton International Fund - Class 1                66,157       6,068      43,649
     -------------------------------------------------------------------------------------

     * For the period January 29, 1998, date deposits first received, to September 15, 1998, the date the sub-account was no longer offered.

          For policies issued after April 30, 1998, if the policy is fully surrendered during the first 12 months after issue, a credit will be paid equal to 100% of all premium loads previously deducted in excess of 3.5% of all premiums paid. If the policy is fully surrendered during months 13 through 24, the credit will equal 50% of all premium loads previously deducted in excess of 3.5% of all premiums paid. If the policy is fully surrendered during the months 25 through 36, the credit will equal 33% of all premium loads previously deducted in excess of 3.5% of all premiums paid.

4.   CHARGES AND DEDUCTIONS (CONTINUED)
          For policies issued between May 1, 1997 and April 30, 1998, if the policy is fully surrendered during the first 12 months after issue, a credit will be paid equal to 100% of all premium loads

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1998
--------------------------------------------------------------------------------

     previously deducted in excess of 3.5% of all premiums paid. If the policy is fully surrendered during months 13 through 24, the credit will equal 50% of all premium loads previously deducted in excess of 3.5% of all premiums paid.

          For policies issued before May 1, 1997, CG Life will refund 60% of all premium loads previously deducted if a policy is fully surrendered during the first 12 months after issue. If a policy is fully surrendered during the months 13 through 24 after issue, the refund will equal 30% of all premium loads previously deducted.

          Premium load refunds for the year ended December 31, 1998 amounted to $58,750.

          For partial surrenders, a transaction charge of $25 is imposed, allocated pro-rata among the variable sub-accounts (and, where applicable, the fixed account) from which the partial surrender proceeds are taken, unless the policy owner and CG Life agree otherwise.

          Partial surrender transaction charges paid to CG Life attributable to the variable sub-accounts for the year ended December 31, 1998 were not significant.

5.   DISTRIBUTION OF NET INCOME
          The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of death benefits, surrenders, and transfers to other fixed or variable sub-accounts.

6.   DIVERSIFICATION REQUIREMENTS
          Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable life insurance policy will not be treated as life insurance under Section 7702 of the Code for any period for which the investments of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. CG Life believes, based on assurances from the mutual funds, that the mutual funds satisfy the requirements of the regulations and that the Account therefore satisfies the requirements of the regulations, and that the Account will continue to meet such requirements.

          CG CORPORATE INSURANCE VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT 02
                          SCHEDULE OF CHANGES IN UNIT VALUES
                         FOR THE YEAR ENDED DECEMBER 31, 1998

                                      UNAUDITED

--------------------------------------------------------------------------------------------------------------------------------
                                                                              ACCUMULATION
                                                                              UNIT VALUE AT        ACCUMULATION
                                                        DATE INITIALLY       LATER OF 12/31/97     UNIT VALUE AT     PERCENTAGE
 SUB-ACCOUNT                                                FUNDED             OR INCEPTION          12/31/98          CHANGE
--------------------------------------------------------------------------------------------------------------------------------
 CONTRACTS SOLD BEFORE MAY 1, 1998:
 Alger American Growth Portfolio                          02/24/97             $11.709279          $17.174509             46.7
 Alger American Mid-Cap Growth Portfolio                  02/24/97              11.260065           14.533269             29.1
 Alger American Small Capitalization Portfolio            03/31/97              12.546933           14.358496             14.4
--------------------------------------------------------------------------------------------------------------------------------
 CIGNA Variable Products Money Market Fund                12/24/96              10.428840           10.861410              4.1
 CIGNA Variable Products S&P 500 Index Fund               02/24/97              12.052632           15.363576             27.5
--------------------------------------------------------------------------------------------------------------------------------
 Fidelity Equity-Income Portfolio                         02/24/97              11.881678           13.137868             10.6
 Fidelity High Income Portfolio                           01/29/97              11.534462           10.930880             (5.2)
 Fidelity Investment Grade Bond Portfolio                 01/29/97              10.845876           11.693725              7.8
--------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Series Worldwide Growth Portfolio            02/24/97              11.384653           14.538727             27.7
--------------------------------------------------------------------------------------------------------------------------------
 MFS Emerging Growth Series                               01/29/97              11.669186           15.507615             32.9
 MFS Total Return Series                                  02/24/97              11.495360           12.791189             11.3
--------------------------------------------------------------------------------------------------------------------------------
 OCC Equity Portfolio                                     02/24/97              11.873582           13.156140             10.8
 OCC Managed Portfolio                                    01/29/97              11.733393           12.450284              6.1
 OCC Small Cap Portfolio                                  02/24/97              12.008588           10.821353             (9.9)
--------------------------------------------------------------------------------------------------------------------------------
 Templeton International Fund - Class 1                   02/24/97              10.926369           11.832899              8.3
--------------------------------------------------------------------------------------------------------------------------------

 CONTACTS ISSUED AFTER APRIL 30, 1998:
 Alger American Small Capitalization Portfolio            06/17/98              10.000000           10.616506              6.2
--------------------------------------------------------------------------------------------------------------------------------
 CIGNA Variable Products S&P 500 Index Fund               06/17/98              10.000000           11.162600             11.6
--------------------------------------------------------------------------------------------------------------------------------
 Fidelity Investment Grade Bond Portfolio                 06/17/98              10.000000           10.474584              4.7
--------------------------------------------------------------------------------------------------------------------------------
 Templeton International Fund - Class 1                   06/17/98              10.000000            9.617966             (3.8)
--------------------------------------------------------------------------------------------------------------------------------

            THIS REPORT MAY BE DISTRIBUTED ONLY TO CURRENT CONTRACT HOLDERS OR TO PERSONS WHO HAVE RECEIVED A CURRENT CORPORATE VARIABLE UNIVERSAL LIFE PROSPECTUS.















                                     National Distributor
                                     CIGNA Financial Services, Inc.
                                     One Commercial Plaza
                                     280 Trumbull Street
[LOGO]                               Hartford, CT 06103

                                     CIGNA Retirement & Investment Services
                                     is a division of CIGNA

                                     570564  1/1999

            THIS REPORT MAY BE DISTRIBUTED ONLY TO CURRENT CONTRACT HOLDERS OR TO PERSONS WHO HAVE RECEIVED A CURRENT CORPORATE VARIABLE UNIVERSAL LIFE II PROSPECTUS.















                                     National Distributor
                                     CIGNA Financial Services, Inc.
                                     One Commercial Plaza
                                     280 Trumbull Street
[LOGO]                               Hartford, CT 06103

                                     CIGNA Retirement & Investment Services
                                     is a division of CIGNA

                                     570565  1/1999